SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

The Company’s management has performed subsequent events procedures through the date the consolidated financial statements are issued. There were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.